GMO U.S. Treasury Fund Expense Example - GMO U.S. Treasury Fund	Feb. 28, 2025 USD ($)
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	69
Expense Example, with Redemption, 10 Years	162
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	69
Expense Example, with Redemption, 10 Years	162
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	137
Expense Example, with Redemption, 10 Years	$ 314